OTHER ASSETS - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	£ 1,791	£ 1,771
Within 1 year
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	848	864
1 to 2 years
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	561	548
2 to 3 years
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	288	274
3 to 4 years
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	86	78
4 to 5 years
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	8	7
Over 5 years
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	£ 0	£ 0